CAPITAL AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
CAPITAL AND FINANCIAL RISK MANAGEMENT
CAPITAL AND FINANCIAL RISK MANAGEMENT

20.CAPITAL AND FINANCIAL RISK MANAGEMENT

The Company’s activities expose it to a variety of financial risks: market risk (including interest rate risk, commodity price risk and foreign currency risk), credit risk and liquidity risk. The Company’s overall risk management policy is to support the delivery of the Company’s financial targets while minimizing the potential adverse effects on the Company’s performance.

Risk management is carried out by a centralized treasury department under policies approved by the Board. The Company’s financial activities are governed by policies and procedures and its financial risks are identified, measured and managed in accordance with its policies and risk tolerance.

A)	Market Risk

Market risk is the risk that changes in market factors, such as interest rates, commodity prices and foreign exchange rates, will affect the value of Agnico Eagle’s financial instruments. The Company can choose to either accept market risk or mitigate it through the use of derivatives and other economic hedging strategies.

i.Interest Rate Risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate as a result of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s long-term debt obligations that have floating interest rates.

There is no significant impact on income before income and mining taxes or on equity of a 1.0% increase or decrease in interest rates as at December 31, 2024.

ii.Commodity Price Risk

a.Metal Prices

Agnico Eagle’s revenues from mining operations and net income are sensitive to metal prices. Changes in the market price of gold may be attributed to factors such as demand, global mine production levels, central bank purchases and sales and investor sentiment. Changes in the market prices of by-product metals (silver, zinc and copper) may be attributed to factors such as demand and global mine production levels.

20.CAPITAL AND FINANCIAL RISK MANAGEMENT (Continued)

In order to mitigate the impact of fluctuating by-product metal prices, the Company occasionally enters into derivative financial instrument contracts under its Board-approved Risk Management Policies and Procedures. The Company has a long-standing policy of no long-term forward gold sales. However, the policy does allow the Company to use other economic hedging strategies, where appropriate, to mitigate by-product metal pricing risks. The Company’s policy does not allow speculative trading. As at December 31, 2024, there were no metal derivative positions.

b.Fuel

To mitigate the risks associated with fluctuating diesel fuel prices, the Company uses derivative financial instruments as economic hedges of the price risk on a portion of its diesel fuel costs (see Note 21 for further details on the Company’s derivative financial instruments).

iii.Foreign Currency Risk

The Company receives payment for all of its metal sales in US dollars and pays most of its operating and capital costs in Canadian and Australian dollars, Euros, or Mexican pesos. This gives rise to significant foreign currency risk exposure. The Company enters into currency economic hedging transactions under the Board-approved Foreign Exchange Risk Management Policies and Procedures to hedge part of its foreign currency exposure. The policy does not permit the hedging of translation exposure (that is, the gains and losses that arise from the accounting translation of non-US dollar denominated assets and liabilities into US dollars), which does not give rise to cash exposure. The Company’s foreign currency derivative financial instrument strategy includes (but is not limited to) the use of purchased puts, sold calls, collars and forwards that are not held for speculative purposes (see Note 21 for further details on the Company’s derivative financial instruments).

The following table sets out the translation impact, based on financial instruments in place as at December 31, 2024, on income before income and mining taxes and on equity for the year ended December 31, 2024 of a 10.0% weakening in the exchange rate of the US dollar relative to the Canadian dollar, Australian dollar, Euro and Mexican peso, with all other variables held constant. A 10.0% strengthening of the US dollar against the foreign currencies would have had the equal but opposite effect as at December 31, 2024.

Positive (negative) impact on
Income before Income and
Mining Taxes and on Equity
Canadian dollar	$(15,979)
Australian dollar	$(3,675)
Euro	$(4,734)
Mexican peso	$786

20.CAPITAL AND FINANCIAL RISK MANAGEMENT (Continued)

B)Credit Risk

Credit risk is the risk that a third party might fail to fulfill its obligations under the terms of a financial instrument. Credit risk arises from cash and cash equivalents, short-term investments, trade receivables, loan receivable and certain derivative financial instruments. The Company holds its cash and cash equivalents and short-term investments in highly rated financial institutions which it believes results in a low level of credit risk. For trade receivables and derivative financial instruments, historical levels of default have been negligible, which the Company believes results in a low level of credit risk. The Company mitigates credit risk by dealing with what it believes to be credit-worthy counterparties and limiting concentration risk. For derivative financial instrument liabilities, the Company assumes no credit risk when the fair value of an instrument is negative. The maximum exposure to credit risk is equal to the carrying amount of the instruments as follows:

	As at	As at
	December 31,	December 31,
	2024	2023
Cash and cash equivalents	$926,431	$338,648
Trade receivables (Notes 6, 8A and 19)	7,646	8,148
Fair value of derivative financial instruments (Notes 6 and 21)	1,348	50,786
Short-term investments (Note 8A)	7,306	10,199
Non-current loans receivable (Note 8B)	12,039	10,108
Total	$954,770	$417,889

C)Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The Company monitors its risk of a shortage of funds by monitoring its credit rating and projected cash flows taking into account the maturity dates of existing debt and other payables. The Company manages exposure to liquidity risk by maintaining cash balances, having access to undrawn credit facilities and access to public debt markets. Contractual maturities relating to lease obligations are set out in Note 13 and contractual maturities relating to long-term debt are set out in Note 14. Other financial liabilities have maturities within one year of December 31, 2024.

D)Capital Risk Management

The Company’s primary capital management objective is to maintain an optimal capital structure to support current and long-term business activities and to provide financial flexibility in order to maximize value for equity holders.

Agnico Eagle’s capital structure comprises a mix of lease financing, long-term debt and total equity as follows:

	As at	As at
	December 31,	December 31,
	2024	2023
Lease obligations (Note 13)	$139,226	$161,548
Long-term debt (Note 14)	1,142,956	1,843,086
Total equity	20,832,900	19,422,915
Total	$22,115,082	$21,427,549

20.CAPITAL AND FINANCIAL RISK MANAGEMENT (Continued)

The Company manages its capital structure and makes adjustments to it based on changes in economic conditions and the requirements of financial covenants. To effectively manage its capital requirements, Agnico Eagle has in place a rigorous planning, budgeting and forecasting process with the goal of ensuring it has the appropriate liquidity to meet its operating and growth objectives. The Company has the ability to adjust its capital structure by various means.

See Note 14 for details related to Agnico Eagle’s compliance with its long-term debt covenants.

E)Changes in liabilities arising from financing activities

	As at	Changes from			As at
	December 31,	Financing Cash	Foreign		December 31,
	2023	Flows	Exchange	Other(i)	2024
Long-term debt	$1,843,086	(703,544)	—	3,414	$1,142,956
Lease obligations	161,548	(47,319)	1,271	23,726	139,226
Total liabilities from financing activities	$2,004,634	(750,863)	1,271	27,140	$1,282,182

Note:

(i)	Includes the amortization of deferred financing costs on long-term debt reflected in finance costs and lease obligation additions.